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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21852

Columbia Funds Series Trust II

(Exact name of registrant as specified in charter)

225 Franklin Street Boston, MA	02110
(Address of principal executive offices)	(Zip code)

Ryan Larrenaga

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 345-6611

Date of fiscal year end: August 31

Date of reporting period: November 30, 2017

Item 1. Schedule of Investments.

Portfolio of Investments
Columbia Emerging Markets Bond Fund, November 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Corporate Bonds & Notes(a) 15.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Brazil 0.5%
MARB BondCo PLC(b)
03/15/2024	7.000%	1,600,000	1,625,555
Marfrig Holdings Europe BV(b)
06/08/2023	8.000%	900,000	947,250
Total			2,572,805
Chile 0.5%
Cencosud SA(b)
02/12/2045	6.625%	2,100,000	2,287,505
Colombia 1.1%
Banco de Bogota SA(b)
Subordinated
05/12/2026	6.250%	3,800,000	4,120,431
Millicom International Cellular SA(b)
01/15/2028	5.125%	776,000	767,184
Total			4,887,615
Ghana 1.0%
Kosmos Energy Ltd.(b)
08/01/2021	7.875%	3,160,000	3,168,010
08/01/2021	7.875%	1,376,000	1,409,371
Total			4,577,381
Guatemala 1.4%
Comunicaciones Celulares SA Via Comcel Trust(b)
02/06/2024	6.875%	2,036,000	2,122,343
Energuate Trust(b)
05/03/2027	5.875%	4,400,000	4,569,285
Total			6,691,628
India 0.3%
Adani Ports & Special Economic Zone Ltd.(b)
07/30/2027	4.000%	1,200,000	1,194,260
Indonesia 0.7%
Indo Energy Finance II BV(b)
01/24/2023	6.375%	3,150,000	3,216,938
Mexico 6.0%
Banco Mercantil del Norte SA(b),(c)
Subordinated
10/04/2031	5.750%	3,000,000	3,051,576
BBVA Bancomer SA(b),(c)
Subordinated
11/12/2029	5.350%	3,402,000	3,423,116
Cemex SAB de CV(b)
04/16/2026	7.750%	3,000,000	3,400,740
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Concesionaria Mexiquense SA de CV(b)
(linked to Mexican Unidad de Inversion Index)
12/15/2035	5.950%	MXN	47,095,168	2,372,733
Elementia SAB de CV(b)
01/15/2025	5.500%		3,700,000	3,835,568
Grupo Posadas SAB de CV(b)
06/30/2022	7.875%		5,224,000	5,461,478
Grupo Televisa SAB
05/14/2043	7.250%	MXN	59,800,000	2,450,461
Unifin Financiera SAB de CV SOFOM ENR(b)
01/15/2025	7.000%		3,400,000	3,518,851
Total				27,514,523
South Africa 1.0%
Liquid Telecommunications Financing PLC(b)
07/13/2022	8.500%		4,500,000	4,731,210
Togo 0.6%
Banque Ouest Africaine de Developpement(b)
07/27/2027	5.000%		2,900,000	3,020,118
Ukraine 1.7%
Kernel Holding SA(b)
01/31/2022	8.750%		2,000,000	2,208,548
MHP SE(b)
04/02/2020	8.250%		1,600,000	1,738,362
05/10/2024	7.750%		3,600,000	3,913,751
Total				7,860,661
Uruguay 0.6%
ACI Airport SudAmerica SA(b)
11/29/2032	6.875%		2,425,000	2,597,284
Total Corporate Bonds & Notes (Cost $71,696,300)				71,151,928

Foreign Government Obligations(a),(d) 75.9%

Argentina 9.5%
Argentina POM Politica Monetaria(c)
06/21/2020	26.250%	ARS	190,000,000	12,324,473
Argentine Republic Government International Bond
04/22/2026	7.500%		2,562,000	2,897,422
01/26/2027	6.875%		2,491,000	2,723,089
07/06/2028	6.625%		3,150,000	3,378,233
07/06/2036	7.125%		1,500,000	1,628,288
Argentine Republic Government International Bond(c)
12/31/2033	8.280%		4,065,910	4,676,049
Argentine Republic Government International Bond(b)
06/28/2117	7.125%		2,700,000	2,779,639

Columbia Emerging Markets Bond Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia Emerging Markets Bond Fund, November 30, 2017 (Unaudited)
Foreign Government Obligations(a),(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Provincia de Buenos Aires(b)
06/15/2027	7.875%		6,665,000	7,420,204
Provincia de Cordoba(b)
09/01/2024	7.450%		2,563,000	2,806,136
08/01/2027	7.125%		3,100,000	3,299,287
Total				43,932,820
Belarus 1.0%
Republic of Belarus International Bond(b)
02/28/2023	6.875%		1,600,000	1,687,198
06/29/2027	7.625%		2,800,000	3,061,319
Total				4,748,517
Brazil 6.3%
Brazil Notas do Tesouro Nacional Series F
01/01/2025	10.000%	BRL	20,000,000	6,289,444
Brazilian Government International Bond
01/07/2041	5.625%		7,000,000	7,157,521
Petrobras Global Finance BV
01/27/2021	5.375%		1,287,000	1,338,887
05/23/2026	8.750%		3,800,000	4,528,023
Petrobras Global Finance BV(b)
01/27/2025	5.299%		5,112,000	5,116,882
01/27/2028	5.999%		4,382,000	4,412,898
Total				28,843,655
China 4.3%
Beijing Gas Singapore Capital Corp.(b)
05/31/2022	2.750%		5,607,000	5,515,493
Sinopec Group Overseas Development 2013 Ltd.(b)
10/17/2023	4.375%		7,300,000	7,786,808
State Grid Overseas Investment 2016 Ltd.(b)
05/04/2027	3.500%		6,600,000	6,620,513
Total				19,922,814
Colombia 0.9%
Colombia Government International Bond
02/26/2044	5.625%		1,500,000	1,708,762
Ecopetrol SA
09/18/2043	7.375%		2,000,000	2,364,778
Total				4,073,540
Costa Rica 1.2%
Costa Rica Government International Bond(b)
03/12/2045	7.158%		5,400,000	5,727,996
Croatia 1.3%
Croatia Government International Bond(b)
01/26/2024	6.000%		5,117,000	5,832,623
Foreign Government Obligations(a),(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Dominican Republic 6.1%
Banco de Reservas de la Republica Dominicana(b)
Subordinated
02/01/2023	7.000%		1,588,000	1,675,075
Dominican Republic International Bond(b)
07/05/2019	14.500%	DOP	109,000,000	2,492,028
01/08/2021	14.000%	DOP	226,239,000	5,362,811
03/04/2022	10.375%	DOP	146,000,000	3,292,293
01/25/2027	5.950%		1,900,000	2,061,179
04/20/2027	8.625%		4,320,000	5,242,825
04/30/2044	7.450%		6,000,000	7,155,984
01/27/2045	6.850%		900,000	1,010,406
Total				28,292,601
Ecuador 2.0%
Ecuador Government International Bond(b)
03/28/2022	10.750%		2,500,000	2,893,265
12/13/2026	9.650%		2,400,000	2,697,379
10/23/2027	8.875%		3,500,000	3,729,096
Total				9,319,740
Egypt 1.7%
Egypt Government International Bond(b)
01/31/2027	7.500%		2,200,000	2,439,600
04/30/2040	6.875%		2,400,000	2,415,950
01/31/2047	8.500%		2,400,000	2,750,079
Total				7,605,629
El Salvador 0.7%
El Salvador Government International Bond(b)
01/18/2027	6.375%		500,000	500,050
04/10/2032	8.250%		959,000	1,075,090
06/15/2035	7.650%		1,636,000	1,732,334
Total				3,307,474
Ghana 0.9%
Ghana Government International Bond(b)
10/14/2030	10.750%		2,900,000	3,915,304
Honduras 2.0%
Honduras Government International Bond(b)
03/15/2024	7.500%		4,132,000	4,630,071
01/19/2027	6.250%		4,400,000	4,691,258
Total				9,321,329
Hungary 1.0%
Hungary Government International Bond
03/29/2041	7.625%		2,940,000	4,559,587

2	Columbia Emerging Markets Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Emerging Markets Bond Fund, November 30, 2017 (Unaudited)
Foreign Government Obligations(a),(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Indonesia 4.1%
Indonesia Government International Bond(b)
01/15/2024	5.875%		3,200,000	3,638,678
01/17/2038	7.750%		3,548,000	5,054,935
01/17/2038	7.750%		1,700,000	2,422,038
01/17/2042	5.250%		1,000,000	1,118,069
01/15/2045	5.125%		1,000,000	1,102,275
PT Pertamina Persero(b)
05/27/2041	6.500%		1,000,000	1,205,326
05/03/2042	6.000%		3,000,000	3,420,546
05/30/2044	6.450%		755,000	906,442
Total				18,868,309
Ivory Coast 2.8%
Ivory Coast Government International Bond(b)
07/23/2024	5.375%		2,000,000	2,026,348
06/15/2025	5.125%	EUR	933,000	1,186,850
03/03/2028	6.375%		6,077,000	6,380,753
06/15/2033	6.125%		1,266,000	1,272,911
Ivory Coast Government International Bond(b),(c)
12/31/2032	5.750%		2,026,500	2,022,108
Total				12,888,970
Jamaica 0.4%
Jamaica Government International Bond
07/28/2045	7.875%		1,600,000	1,968,650
Kazakhstan 1.6%
Kazakhstan Government International Bond(b)
07/21/2045	6.500%		2,400,000	3,061,260
Kazakhstan Temir Zholy National Co. JSC(b)
11/17/2027	4.850%		4,300,000	4,380,161
Total				7,441,421
Mexico 6.9%
Comision Federal de Electricidad(b)
06/16/2045	6.125%		3,700,000	4,111,780
Mexican Bonos
06/10/2021	6.500%	MXN	37,100,000	1,953,166
Petroleos Mexicanos(b)
11/24/2021	7.650%	MXN	54,300,000	2,817,718
09/12/2024	7.190%	MXN	3,440,000	164,699
03/13/2027	6.500%		2,880,000	3,179,232
03/13/2027	6.500%		1,800,000	1,986,628
Petroleos Mexicanos
11/12/2026	7.470%	MXN	50,100,000	2,368,559
06/02/2041	6.500%		5,453,000	5,686,612
01/23/2045	6.375%		6,300,000	6,442,330
09/21/2047	6.750%		3,000,000	3,171,702
Total				31,882,426
Foreign Government Obligations(a),(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Nigeria 0.8%
Nigeria Government International Bond(b)
11/28/2027	6.500%		1,211,000	1,237,590
02/16/2032	7.875%		2,000,000	2,220,194
Total				3,457,784
Pakistan 1.4%
Pakistan Government International Bond(b)
04/15/2024	8.250%		2,600,000	2,860,577
09/30/2025	8.250%		900,000	998,206
03/31/2036	7.875%		2,600,000	2,708,150
Total				6,566,933
Paraguay 0.7%
Paraguay Government International Bond(b)
08/11/2044	6.100%		2,900,000	3,332,732
Peru 1.8%
Peruvian Government International Bond(b)
08/12/2028	6.350%	PEN	24,650,000	8,253,630
Russian Federation 5.3%
Gazprom Neft OAO Via GPN Capital SA(b)
09/19/2022	4.375%		5,579,000	5,713,331
Gazprom OAO Via Gaz Capital SA(b)
02/06/2028	4.950%		3,200,000	3,320,253
08/16/2037	7.288%		1,829,000	2,230,189
Russian Federal Bond - OFZ
01/19/2028	7.050%	RUB	725,000,000	12,028,948
Sberbank of Russia Via SB Capital SA(b)
Subordinated
10/29/2022	5.125%		1,201,000	1,252,817
Total				24,545,538
Senegal 1.1%
Senegal Government International Bond(b)
07/30/2024	6.250%		2,796,000	2,999,845
05/23/2033	6.250%		2,100,000	2,191,577
Total				5,191,422
Serbia 0.6%
Serbia International Bond(b)
09/28/2021	7.250%		2,500,000	2,865,100
Sri Lanka 0.9%
Sri Lanka Government International Bond(b)
07/18/2026	6.825%		2,615,000	2,874,915
05/11/2027	6.200%		1,000,000	1,052,821
Total				3,927,736

Columbia Emerging Markets Bond Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia Emerging Markets Bond Fund, November 30, 2017 (Unaudited)
Foreign Government Obligations(a),(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Trinidad and Tobago 0.9%
Petroleum Co. of Trinidad & Tobago Ltd.(b)
08/14/2019	9.750%	4,014,000	4,286,177
Tunisia 0.2%
Banque Centrale de Tunisie International Bond(b)
01/30/2025	5.750%	1,000,000	994,053
Turkey 4.3%
Export Credit Bank of Turkey(b)
04/24/2019	5.875%	1,517,000	1,556,328
09/23/2021	5.000%	1,000,000	1,002,543
Turkey Government International Bond
03/23/2023	3.250%	1,500,000	1,409,216
02/05/2025	7.375%	1,868,000	2,126,873
03/25/2027	6.000%	7,500,000	7,873,410
03/17/2036	6.875%	2,794,000	3,053,470
05/30/2040	6.750%	2,473,000	2,667,289
Total			19,689,129
Ukraine 1.4%
Ukraine Government International Bond(b)
09/01/2024	7.750%	1,200,000	1,265,703
09/01/2026	7.750%	2,800,000	2,903,177
09/25/2032	7.375%	2,100,000	2,073,334
Total			6,242,214
Venezuela 1.8%
Petroleos de Venezuela SA(b)
05/16/2024	6.000%	32,627,059	7,504,224
11/15/2026	6.000%	3,772,636	825,264
Total			8,329,488
Total Foreign Government Obligations (Cost $338,948,752)			350,135,341

Treasury Bills 2.8%
Issuer	Effective Yield		Principal Amount ($)	Value ($)
Egypt 2.8%
Egypt Treasury Bills(e)
06/12/2018	18.480%	EGP	156,000,000	8,033,402
10/02/2018	18.380%	EGP	95,000,000	4,655,148
Total				12,688,550
Total Treasury Bills (Cost $12,477,413)				12,688,550

Money Market Funds 4.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.213%(f),(g)	21,561,931	21,561,931
Total Money Market Funds (Cost $21,561,931)		21,561,931
Total Investments (Cost $444,684,396)		455,537,750
Other Assets & Liabilities, Net		5,531,034
Net Assets		$461,068,784

At November 30, 2017, securities and/or cash totaling $103,600 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
14,601,000 EUR	17,270,384 USD	Credit Suisse	12/15/2017	—	(122,907)
258,855,000 MXN	13,458,564 USD	Morgan Stanley	12/15/2017	—	(404,259)
1,189,079 USD	22,800,000 MXN	Morgan Stanley	12/15/2017	31,961	—
Total				31,961	(527,166)

4	Columbia Emerging Markets Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Emerging Markets Bond Fund, November 30, 2017 (Unaudited)
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Ultra Bond	28	03/2018	USD	4,653,448	—	(34,471)
Notes to Portfolio of Investments
(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(b)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At November 30, 2017, the value of these securities amounted to $312,512,027, which represents 67.78% of net assets.
(c)	Represents a step bond where the coupon rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter.
(d)	Principal and interest may not be guaranteed by the government.
(e)	Zero coupon bond.
(f)	The rate shown is the seven-day current annualized yield at November 30, 2017.
(g)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Net change in unrealized appreciation (depreciation) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 1.213%	20,372,525	47,570,450	(46,381,044)	21,561,931	84	84	63,300	21,561,931
Currency Legend
ARS	Argentine Peso
BRL	Brazilian Real
DOP	Dominican Republic Peso
EGP	Egyptian Pound
EUR	Euro
MXN	Mexican Peso
PEN	Peruvian New Sol
RUB	Russia Ruble
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
¦	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
¦	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
¦	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Columbia Emerging Markets Bond Fund | Quarterly Report 2017	5

Portfolio of Investments   (continued)
Columbia Emerging Markets Bond Fund, November 30, 2017 (Unaudited)
Fair value measurements  (continued)
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Corporate Bonds & Notes	—	71,151,928	—	—	71,151,928
Foreign Government Obligations	—	350,135,341	—	—	350,135,341
Treasury Bills	—	12,688,550	—	—	12,688,550
Money Market Funds	—	—	—	21,561,931	21,561,931
Total Investments	—	433,975,819	—	21,561,931	455,537,750
Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	31,961	—	—	31,961
Liability
Forward Foreign Currency Exchange Contracts	—	(527,166)	—	—	(527,166)
Futures Contracts	(34,471)	—	—	—	(34,471)
Total	(34,471)	433,480,614	—	21,561,931	455,008,074
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
6	Columbia Emerging Markets Bond Fund | Quarterly Report 2017

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)	There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)                                              Columbia Funds Series Trust II

By (Signature and Title)                        /s/ Christopher O. Petersen

                                         Christopher O. Petersen, President and Principal Executive Officer

Date                                                        January 19, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)                        /s/ Christopher O. Petersen

                                         Christopher O. Petersen, President and Principal Executive Officer

Date                                                        January 19, 2018

By (Signature and Title)                        /s/ Michael G. Clarke

                                                                Michael G. Clarke, Treasurer and Chief Financial Officer

Date                                                        January 19, 2018